Equity (Details) - Schedule of stock options outstanding - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity (Details) - Schedule of stock options outstanding [Line Items]
Options Outstanding, Number Outstanding (in Shares)	1,619,559	1,732,368
Options Outstanding, Weighted-Average Contractual Life in Years	4 years 11 months 4 days
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 27.31
Options Exercisable, Number Exercisable (in Shares)	1,238,659
Options Exercisable, Weighted-Average Exercise Price	$ 31.25
Options Outstanding, Aggregate intrinsic value (in Dollars)	$ 46
Options Exercisable, Aggregate intrinsic value (in Dollars)	$ 28
$0.76 - $19.66 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	$ 3.52
Range of Exercise Prices (Upper)	$ 19.61
Options Outstanding, Number Outstanding (in Shares)	464,419
Options Outstanding, Weighted-Average Contractual Life in Years	7 years 8 months 4 days
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 15.28
Options Exercisable, Number Exercisable (in Shares)	83,519
Options Exercisable, Weighted-Average Exercise Price	$ 18.94
$19.96 - $23.41 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	19.66
Range of Exercise Prices (Upper)	$ 22.47
Options Outstanding, Number Outstanding (in Shares)	688,434
Options Outstanding, Weighted-Average Contractual Life in Years	4 years 8 months 1 day
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 20.36
Options Exercisable, Number Exercisable (in Shares)	688,434
Options Exercisable, Weighted-Average Exercise Price	$ 20.36
$24.66 - $91.56 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	23.41
Range of Exercise Prices (Upper)	$ 114.11
Options Outstanding, Number Outstanding (in Shares)	466,480
Options Outstanding, Weighted-Average Contractual Life in Years	2 years 6 months 25 days
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 49.48
Options Exercisable, Number Exercisable (in Shares)	466,480
Options Exercisable, Weighted-Average Exercise Price	$ 49.48
$103.36 - $120.51 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	120.51
Range of Exercise Prices (Upper)	$ 120.51
Options Outstanding, Number Outstanding (in Shares)	226
Options Outstanding, Weighted-Average Contractual Life in Years	11 months 8 days
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 120.51
Options Exercisable, Number Exercisable (in Shares)	226
Options Exercisable, Weighted-Average Exercise Price	$ 120.51